UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Securities Fund

5/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Agency - Other – 6.7%
Financing Corp., 10.7%, 2017	$14,360,000	$21,481,430
Financing Corp., 9.4%, 2018	11,750,000	16,559,181
Financing Corp., 9.8%, 2018	14,975,000	21,545,446
Financing Corp., 10.35%, 2018	15,165,000	22,613,457
Financing Corp., STRIPS, 0%, 2017	18,780,000	12,672,350

		$94,871,864

Asset Backed & Securitized – 2.1%
Banc of America Commercial Mortgage Trust, “A4”, 5.414%, 2047	$7,056,225	$5,801,802
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	6,008,260	4,386,184
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	9,314,763	7,408,888
Greenwich Capital Commercial Funding Corp., FRN, 5.916%, 2038	1,495,653	1,228,743
GS Mortgage Securities Corp., 5.56%, 2039	3,956,268	3,213,517
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	5,431,290	4,246,509
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	5,341,614	4,270,026

		$30,555,669

Mortgage Backed – 64.3%
Fannie Mae, 4%, 2016	$1,629,383	$1,663,571
Fannie Mae, 4.35%, 2013	886,890	920,297
Fannie Mae, 4.374%, 2013	2,468,131	2,572,062
Fannie Mae, 4.5%, 2015 - 2028	45,037,327	46,479,663
Fannie Mae, 4.543%, 2013	1,411,141	1,482,430
Fannie Mae, 4.56%, 2015	2,291,315	2,380,493
Fannie Mae, 4.589%, 2014	2,640,032	2,758,971
Fannie Mae, 4.6%, 2014	1,772,391	1,852,515
Fannie Mae, 4.62%, 2015	3,274,484	3,414,412
Fannie Mae, 4.665%, 2015	1,547,500	1,615,627
Fannie Mae, 4.666%, 2014	5,779,201	6,046,182
Fannie Mae, 4.69%, 2015	1,261,137	1,318,519
Fannie Mae, 4.7%, 2015	2,363,723	2,467,631
Fannie Mae, 4.73%, 2012	2,703,245	2,841,471
Fannie Mae, 4.74%, 2015	1,753,716	1,832,190
Fannie Mae, 4.77%, 2014	1,525,915	1,602,745
Fannie Mae, 4.78%, 2015	1,909,754	2,000,323
Fannie Mae, 4.786%, 2012	732,684	772,307
Fannie Mae, 4.79%, 2012 - 2015	13,230,766	13,860,820
Fannie Mae, 4.81%, 2015	1,645,294	1,730,024
Fannie Mae, 4.815%, 2015	1,968,000	2,061,216
Fannie Mae, 4.82%, 2014 - 2015	5,105,522	5,363,960
Fannie Mae, 4.839%, 2014	8,415,711	8,887,646
Fannie Mae, 4.845%, 2013	3,664,687	3,871,880
Fannie Mae, 4.85%, 2015	1,411,716	1,485,989
Fannie Mae, 4.87%, 2015	1,346,607	1,416,961
Fannie Mae, 4.872%, 2014	5,542,795	5,835,963
Fannie Mae, 4.88%, 2020	1,194,361	1,234,349
Fannie Mae, 4.89%, 2015	1,246,799	1,314,363
Fannie Mae, 4.92%, 2014	1,050,344	1,082,825
Fannie Mae, 4.921%, 2015	4,713,067	4,968,418
Fannie Mae, 4.935%, 2014	769,797	814,682
Fannie Mae, 4.989%, 2017	4,205,999	4,410,933
Fannie Mae, 5%, 2013 - 2035	59,454,211	61,538,920
Fannie Mae, 5.05%, 2017	2,353,000	2,475,274
Fannie Mae, 5.06%, 2013 - 2017	3,322,900	3,494,474
Fannie Mae, 5.09%, 2016	600,000	632,653
Fannie Mae, 5.1%, 2014 - 2015	3,221,880	3,397,156
Fannie Mae, 5.19%, 2020	2,063,339	2,107,405

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.27%, 2016	650,000	$691,740
Fannie Mae, 5.3%, 2017	779,552	830,353
Fannie Mae, 5.37%, 2013 - 2018	3,798,140	3,987,334
Fannie Mae, 5.38%, 2017	2,057,165	2,200,152
Fannie Mae, 5.423%, 2016	2,908,116	3,131,812
Fannie Mae, 5.466%, 2015	2,354,604	2,540,036
Fannie Mae, 5.5%, 2017 - 2038	228,023,353	236,686,325
Fannie Mae, 5.503%, 2011	1,743,000	1,854,972
Fannie Mae, 6%, 2017 - 2037	81,325,820	85,479,604
Fannie Mae, 6.005%, 2012	1,177,621	1,263,798
Fannie Mae, 6.088%, 2011	2,736,000	2,926,029
Fannie Mae, 6.26%, 2012	370,088	401,060
Fannie Mae, 6.5%, 2016 - 2037	26,827,363	28,729,940
Fannie Mae, 7.5%, 2024 - 2031	523,473	577,732
Freddie Mac, 3.75%, 2024	979,294	989,470
Freddie Mac, 4%, 2024	1,408,341	1,423,349
Freddie Mac, 4.375%, 2015	4,260,869	4,350,221
Freddie Mac, 4.5%, 2010 - 2026	13,796,874	14,089,934
Freddie Mac, 5%, 2016 - 2032	63,536,431	65,551,818
Freddie Mac, 5.5%, 2021 - 2036	104,306,617	107,768,874
Freddie Mac, 6%, 2017 - 2038	54,442,061	57,155,281
Freddie Mac, 6.5%, 2016 - 2038	11,428,028	12,169,866
Ginnie Mae, 5.5%, 2033 - 2038	44,532,600	46,297,742
Ginnie Mae, 5.612%, 2058	12,835,197	13,172,121
Ginnie Mae, 6.36%, 2058	6,841,034	7,191,369

		$917,468,252

Municipals – 4.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$13,199,479
Harris County, TX, “C”, FSA, 5.25%, 2027	8,275,000	9,293,404
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	7,665,000	8,488,834
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	7,884,663
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	5,859,170
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,727,744
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	8,950,000	9,545,891
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	900,000	881,091

		$57,880,276

U.S. Government Agencies and Equivalents – 5.9%
Aid-Egypt, 4.45%, 2015	$8,777,000	$9,177,670
Empresa Energetica Cornito Ltd., 6.07%, 2010	2,402,000	2,464,932
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,911,553
Freddie Mac, 5%, 2017	5,974,000	6,484,986
PNC Funding Corp., 2.3%, 2012 (m)	3,470,000	3,513,306
Small Business Administration, 9.05%, 2009	3,603	3,672
Small Business Administration, 9.1%, 2009	985	1,009
Small Business Administration, 9.5%, 2010	16,317	16,816
Small Business Administration, 9.65%, 2010	11,382	11,778
Small Business Administration, 9.25%, 2010	18,679	18,974
Small Business Administration, 9.7%, 2010	13,110	13,506
Small Business Administration, 9.3%, 2010	40,340	41,806
Small Business Administration, 8.625%, 2011	41,733	42,778
Small Business Administration, 8.8%, 2011	42,135	43,530
Small Business Administration, 6.35%, 2021	1,775,382	1,897,117
Small Business Administration, 6.34%, 2021	2,181,889	2,331,330
Small Business Administration, 6.44%, 2021	2,090,989	2,240,476

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.625%, 2021	$2,341,052	$2,518,392
Small Business Administration, 6.07%, 2022	2,068,063	2,203,177
Small Business Administration, 4.98%, 2023	2,074,747	2,132,845
Small Business Administration, 4.89%, 2023	5,221,115	5,409,140
Small Business Administration, 4.77%, 2024	4,148,775	4,275,033
Small Business Administration, 5.52%, 2024	3,275,997	3,414,567
Small Business Administration, 4.99%, 2024	3,613,521	3,736,132
Small Business Administration, 4.86%, 2024	2,809,122	2,903,113
Small Business Administration, 4.86%, 2025	4,257,140	4,404,184
Small Business Administration, 5.11%, 2025	3,769,892	3,903,179
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,547,603
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,970,000	1,981,637

		$84,644,241

U.S. Treasury Obligations – 14.3%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,392,776
U.S. Treasury Bonds, 4.75%, 2017	11,447,000	12,680,231
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,752,740
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,135,358
U.S. Treasury Bonds, 6.75%, 2026 (f)	6,811,000	8,845,786
U.S. Treasury Bonds, 5.25%, 2029	14,851,000	16,619,190
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	3,993,611
U.S. Treasury Notes, 5.125%, 2011	44,052,000	47,841,177
U.S. Treasury Notes, 1.125%, 2012	50,432,000	50,305,920
U.S. Treasury Notes, 4.125%, 2012	15,630,000	16,931,682
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,897,962
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,743,762
U.S. Treasury Notes, 3.125%, 2013	2,280,000	2,380,997
U.S. Treasury Notes, 4%, 2014	2,232,000	2,406,201
U.S. Treasury Notes, 2.625%, 2016	4,787,000	4,664,333
U.S. Treasury Notes, 3.75%, 2018	12,894,000	13,178,055
U.S. Treasury Notes, 6.375%, 2027	2,309,000	2,904,650

		$204,674,431

Total Bonds		$1,390,094,733

Money Market Funds (v) – 2.2%
MFS Institutional Money Market Portfolio, 0.23% at Cost and Net Asset Value	31,075,434	$31,075,434

Total Investments		$1,421,170,167

Other Assets, Less Liabilities – 0.4%		6,235,141

Net Assets – 100.0%		$1,427,405,308

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,911,553 representing 0.8% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$31,075,434	$1,390,094,733	$—	$1,421,170,167
Other Financial Instruments	$80,698	$—	$—	$80,698

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,381,207,792

Gross unrealized appreciation	$42,885,521
Gross unrealized depreciation	(2,923,146)

Net unrealized appreciation (depreciation)	$39,962,375

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 5/31/09

Futures Contracts Outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	180	$39,026,250	Sep-09	$38,745
U.S. Treasury Note 5 yr (Long)	USD	141	4,426,693	Sep-09	65,600

					$104,345

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	60	$7,059,375	Sep-09	$(23,647)

At May 31, 2009 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/09

(4)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,278,693	136,727,582	(127,930,841)	31,075,434

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,307	$31,075,434

5

MFS® Diversified Income Fund

5/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par		Value ($)
Bonds – 55.7%
Aerospace – 0.3%
Bombardier, Inc., 6.3%, 2014 (n)		$160,000	$140,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		315,000	132,300
TransDigm Group, Inc., 7.75%, 2014		105,000	101,325
Vought Aircraft Industries, Inc., 8%, 2011		305,000	149,450

			$523,075

Agency - Other – 1.9%
Financing Corp., 9.4%, 2018		$965,000	$1,359,967
Financing Corp., 10.35%, 2018		715,000	1,066,180
Financing Corp., STRIPS, 0%, 2017		860,000	580,310

			$3,006,457

Airlines – 0.4%
AMR Corp., 7.858%, 2011		$290,000	$265,350
Continental Airlines, Inc., 7.339%, 2014		390,000	265,200
Delta Air Lines, Inc., 7.111%, 2011		90,000	83,700

			$614,250

Asset Backed & Securitized – 1.1%
Banc of America Commercial Mortgage Trust, “A4”, 5.414%, 2047		$132,022	$108,552
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		70,467	34,849
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		500,000	237,782
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049		138,143	100,848
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2051		145,867	74,729
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		198,555	35,425
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046		199,556	158,725
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		48,162	23,525
GS Mortgage Securities Corp., 5.56%, 2039		78,026	63,377
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		237,347	135,409
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		189,579	94,574
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		240,000	180,300
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049		124,877	97,636
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051		105,201	84,096
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		256,753	118,103
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		66,000	31,167
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047		116,771	16,705
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		256,150	119,858

			$1,715,660

Automotive – 1.4%
Accuride Corp., 8.5%, 2015		$190,000	$56,050
Allison Transmission, Inc., 11%, 2015 (n)		655,000	510,900
FCE Bank PLC, 7.125%, 2012	EUR	450,000	540,740
Ford Motor Credit Co. LLC, 9.75%, 2010		$185,000	175,168
Ford Motor Credit Co. LLC, 12%, 2015		305,000	280,426
Ford Motor Credit Co. LLC, 8%, 2016		285,000	228,867
Goodyear Tire & Rubber Co., 9%, 2015		380,000	362,900
Goodyear Tire & Rubber Co., 10.5%, 2016		95,000	94,525

			$2,249,576

Broadcasting – 1.0%
Allbritton Communications Co., 7.75%, 2012		$445,000	$310,387
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		298,894	34,402
Canwest Mediaworks, Inc., 9.25%, 2015 (a)(n)		120,000	12,000
Clear Channel Communications, Inc., 10.75%, 2016		100,000	24,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		170,000	169,150
Lamar Media Corp., 6.625%, 2015		415,000	352,750
Lamar Media Corp., “C”, 6.625%, 2015		140,000	113,400
LBI Media, Inc., 8.5%, 2017 (z)		125,000	45,156

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
LIN TV Corp., 6.5%, 2013	$305,000	$211,213
Local TV Finance LLC, 9.25%, 2015 (p)(z)	450,000	60,563
Newport Television LLC, 13%, 2017 (n)(p)	495,000	10,003
Nexstar Broadcasting Group, Inc., 0.5%, 2014 (p)(z)	242,817	68,990
Nexstar Broadcasting Group, Inc., 7%, 2014	80,000	27,800
Univision Communications, Inc., 9.75%, 2015 (n)(p)	430,000	123,518
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	825

		$1,564,157

Brokerage & Asset Managers – 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$220,000	$173,355
Nuveen Investments, Inc., 10.5%, 2015 (n)	215,000	115,025

		$288,380

Building – 0.4%
Associated Materials, Inc., 9.75%, 2012	$115,000	$97,175
Associated Materials, Inc., 11.25%, 2014	295,000	94,400
Building Materials Corp. of America, 7.75%, 2014	140,000	122,500
Nortek, Inc., 10%, 2013	225,000	145,688
Nortek, Inc., 8.5%, 2014	80,000	21,200
Ply Gem Industries, Inc., 11.75%, 2013	300,000	192,000

		$672,963

Business Services – 0.6%
First Data Corp., 9.875%, 2015	$610,000	$414,800
Iron Mountain, Inc., 6.625%, 2016	190,000	175,750
SunGard Data Systems, Inc., 10.25%, 2015	362,000	328,515

		$919,065

Cable TV – 1.4%
CCO Holdings LLC, 8.75%, 2013	$385,000	$352,275
Charter Communications Holdings LLC, 8.375%, 2014 (n)	160,000	152,000
Charter Communications Holdings LLC, 10.875%, 2014 (n)	80,000	82,400
CSC Holdings, Inc., 6.75%, 2012	315,000	303,975
CSC Holdings, Inc., 8.5%, 2014 (n)	75,000	74,625
CSC Holdings, Inc., 8.5%, 2015 (n)	210,000	206,850
DirectTV Holdings LLC, 7.625%, 2016	580,000	561,150
Mediacom LLC, 9.5%, 2013	110,000	105,050
Videotron LTEE, 6.875%, 2014	70,000	66,150
Virgin Media Finance PLC, 9.5%, 2016	100,000	95,574
Virgin Media, Inc., 9.125%, 2016	300,000	289,500

		$2,289,549

Chemicals – 0.4%
Dow Chemical Co., 8.55%, 2019	$185,000	$184,982
Innophos Holdings, Inc., 8.875%, 2014	275,000	246,813
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	226,691	52,679
Momentive Performance Materials, Inc., 11.5%, 2016	180,000	42,300
Nalco Co., 8.875%, 2013	135,000	135,675

		$662,449

Construction – 0.1%
Lennar Corp., 12.25%, 2017 (n)	$85,000	$87,550

Consumer Goods & Services – 1.1%
Corrections Corp. of America, 6.25%, 2013	$145,000	$137,388
Jarden Corp., 7.5%, 2017	110,000	95,150
KAR Holdings, Inc., 10%, 2015	340,000	273,700
KAR Holdings, Inc., FRN, 5.028%, 2014	425,000	318,750
Service Corp. International, 7.375%, 2014	120,000	115,500

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Goods & Services – continued
Service Corp. International, 7%, 2017	$725,000	$661,563
Ticketmaster, 10.75%, 2016 (n)	170,000	136,000

		$1,738,051

Containers – 0.7%
Crown Americas LLC, 7.625%, 2013	$190,000	$185,250
Graham Packaging Holdings Co., 9.875%, 2014	300,000	267,000
Greif, Inc., 6.75%, 2017	570,000	528,675
Owens-Brockway Glass Container, Inc., 8.25%, 2013	125,000	125,000

		$1,105,925

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015	$360,000	$320,400

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014	$200,000	$179,000
Freescale Semiconductor, Inc., 8.875%, 2014	220,000	99,000
Spansion, Inc., 11.25%, 2016 (d)(n)	360,000	81,000

		$359,000

Emerging Market Quasi-Sovereign – 3.4%
Export-Import Bank of Korea, 8.125%, 2014	$193,000	$212,231
Gazprom International S.A., 7.201%, 2020	582,068	547,144
Hana Bank, 6.5%, 2012 (n)	175,000	181,770
Industrial Bank of Korea, 7.125%, 2014 (n)	308,000	311,717
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	200,000	182,000
Mubadala Development Co., 7.625%, 2019 (n)	812,000	814,192
National Power Corp., 5.501%, 2011	191,000	191,235
Pemex Project Funding Master Trust, 5.75%, 2018	598,000	562,120
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	326,161
Pemex Project Funding Master Trust, FRN, 1.864%, 2012	409,000	385,483
Petrobras International Finance Co., 7.875%, 2019	462,000	503,580
Petroleos Mexicanos, 8%, 2019 (n)	160,000	174,880
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	746,000	575,837
Power Sector Assets and Liabilities Management Corp., 7.25%, 2019 (z)	100,000	101,750
RSHB Capital S.A., 7.125%, 2014	413,000	389,335

		$5,459,435

Emerging Market Sovereign – 6.9%
Emirate of Abu Dhabi, 5.5%, 2014 (n)	$131,000	$134,414
Emirate of Abu Dhabi, 6.75%, 2019 (z)	112,000	116,252
Federative Republic of Brazil, 8%, 2018	673,000	753,760
Federative Republic of Brazil, 11%, 2040	723,000	943,515
Republic of Argentina, FRN, 3.127%, 2012	442,450	279,835
Republic of Colombia, 7.375%, 2017	374,000	404,481
Republic of Colombia, 7.375%, 2037	348,000	352,698
Republic of Columbia, 7.375%, 2019	233,000	246,980
Republic of El Salvador, 7.65%, 2035	200,000	169,600
Republic of Indonesia, 10.375%, 2014 (n)	108,000	123,930
Republic of Indonesia, 6.875%, 2018 (n)	305,000	290,513
Republic of Indonesia, 8.5%, 2035	770,000	785,400
Republic of Panama, 7.25%, 2015	384,000	411,840
Republic of Panama, 9.375%, 2029	887,000	1,095,445
Republic of Peru, 6.55%, 2037	444,000	431,346
Republic of South Africa, 6.875%, 2019	100,000	100,500
Republic of Turkey, 7.25%, 2015	657,000	671,783
Republic of Turkey, 7.5%, 2019	106,000	108,385
Republic of Turkey, 7.375%, 2025	297,000	297,743
Republic of Turkey, 6.875%, 2036	372,000	336,660

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Uruguay, 8%, 2022	$1,351,000	$1,411,795
Republic of Uruguay, 7.625%, 2036	700,000	686,000
State of Qatar, 5.15%, 2014 (n)	426,000	434,520
State of Qatar, 6.55%, 2019 (n)	304,000	315,400
United Mexican States, 5.625%, 2017	306,000	312,120

		$11,214,915

Energy - Independent – 2.1%
Chaparral Energy, Inc., 8.875%, 2017	$305,000	$175,756
Chesapeake Energy Corp., 9.5%, 2015	90,000	88,875
Chesapeake Energy Corp., 6.375%, 2015	325,000	278,687
Chesapeake Energy Corp., 6.875%, 2016	515,000	444,187
Forest Oil Corp., 8.5%, 2014 (n)	45,000	43,425
Forest Oil Corp., 7.25%, 2019	360,000	309,600
Hilcorp Energy I LP, 9%, 2016 (n)	440,000	387,200
Mariner Energy, Inc., 8%, 2017	190,000	150,100
McMoRan Exploration Co., 11.875%, 2014	135,000	104,625
OPTI Canada, Inc., 8.25%, 2014	325,000	224,250
Petrohawk Energy Corp., 10.5%, 2014 (n)	135,000	138,375
Plains Exploration & Production Co., 7%, 2017	405,000	352,350
Quicksilver Resources, Inc., 8.25%, 2015	25,000	20,875
Quicksilver Resources, Inc., 7.125%, 2016	460,000	335,800
Range Resources Corp., 8%, 2019	105,000	103,425
SandRidge Energy, Inc., 9.875%, 2016 (z)	60,000	57,150
SandRidge Energy, Inc., 8%, 2018 (n)	270,000	228,150

		$3,442,830

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$200,000	$201,000
AMC Entertainment, Inc., 8.75%, 2019 (z)	165,000	158,812

		$359,812

Financial Institutions – 0.7%
GMAC LLC, 6.875%, 2011 (z)	$848,000	$758,960
GMAC LLC, 7%, 2012 (z)	125,000	109,375
GMAC LLC, 6.75%, 2014 (z)	175,000	146,125
GMAC LLC, 8%, 2031 (z)	192,000	144,000

		$1,158,460

Food & Beverages – 0.4%
ARAMARK Corp., 8.5%, 2015	$160,000	$152,600
Dean Foods Co., 7%, 2016	205,000	192,187
Del Monte Corp., 6.75%, 2015	300,000	284,250

		$629,037

Forest & Paper Products – 0.9%
Buckeye Technologies, Inc., 8%, 2010	$106,000	$103,880
Georgia-Pacific Corp., 7.125%, 2017 (n)	465,000	437,100
Georgia-Pacific Corp., 8%, 2024	90,000	76,500
Graphic Packaging International Corp., 9.5%, 2013	285,000	266,475
Jefferson Smurfit Corp., 8.25%, 2012 (d)	130,000	40,950
Millar Western Forest Products Ltd., 7.75%, 2013	585,000	222,300
NewPage Holding Corp., 10%, 2012	415,000	232,400
Smurfit-Stone Container Corp., 8%, 2017 (d)	107,000	34,775

		$1,414,380

Gaming & Lodging – 1.8%
Ameristar Casinos, Inc., 9.25%, 2014 (z)	$95,000	$95,950
Boyd Gaming Corp., 6.75%, 2014	310,000	241,800
Firekeepers Development Authority, 13.875%, 2015 (z)	145,000	130,500

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(n)		$505,000	$22,725
Harrah’s Operating Co., Inc., 11.25%, 2017 (z)		85,000	82,450
Harrah’s Operating Co., Inc., 10%, 2018 (z)		337,000	224,948
Host Hotels & Resorts, Inc., 6.75%, 2016		150,000	129,000
Host Hotels & Resorts, Inc., 9%, 2017 (z)		45,000	42,300
MGM Mirage, 6.75%, 2013		190,000	126,350
MGM Mirage, 10.375%, 2014 (z)		35,000	36,050
MGM Mirage, 7.5%, 2016		185,000	120,250
MGM Mirage, 11.125%, 2017 (z)		85,000	89,038
Pinnacle Entertainment, Inc., 7.5%, 2015		725,000	605,375
Royal Caribbean Cruises Ltd., 7%, 2013		135,000	112,388
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		385,000	374,413
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	267,750
Station Casinos, Inc., 6%, 2012 (d)		95,000	34,200
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	13,200
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	14,250
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		495,000	59,400
Wyndham Worldwide Corp., 6%, 2016		110,000	82,438

			$2,904,775

Industrial – 0.1%
Baldor Electric Co., 8.625%, 2017		$105,000	$95,550
Blount International, Inc., 8.875%, 2012		60,000	59,700
JohnsonDiversey, Inc., 9.625%, 2012	EUR	75,000	93,834

			$249,084

Insurance - Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (z)		$205,000	$112,238

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.125%, 2014		$195,000	$180,862

Major Banks – 0.5%
Bank of America Corp., 8% to 2018, FRN to 2049		$385,000	$301,274
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		435,000	363,238
Kookmin Bank, 7.25%, 2014 (z)		200,000	203,064

			$867,576

Medical & Health Technology & Services – 2.3%
Biomet, Inc., 10%, 2017		$230,000	$235,175
Biomet, Inc., 11.625%, 2017		140,000	137,900
Community Health Systems, Inc., 8.875%, 2015		415,000	410,331
Cooper Cos., Inc., 7.125%, 2015		115,000	110,112
DaVita, Inc., 6.625%, 2013		98,000	91,875
DaVita, Inc., 7.25%, 2015		509,000	478,460
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		175,000	181,125
HCA, Inc., 6.375%, 2015		165,000	127,463
HCA, Inc., 9.25%, 2016		905,000	889,163
Psychiatric Solutions, Inc., 7.75%, 2015		90,000	81,000
Psychiatric Solutions, Inc., 7.75%, 2015 (z)		155,000	137,950
U.S. Oncology, Inc., 10.75%, 2014		355,000	338,138
Universal Hospital Services, Inc., 8.5%, 2015 (p)		205,000	196,800
Universal Hospital Services, Inc., FRN, 5.943%, 2015		65,000	52,650
VWR Funding, Inc., 10.25%, 2015 (p)		355,000	266,250

			$3,734,392

Metals & Mining – 0.7%
FMG Finance Ltd., 10.625%, 2016 (n)		$310,000	$275,125
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		485,000	481,363
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		70,000	63,000

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Peabody Energy Corp., 7.375%, 2016	$25,000	$23,813
Peabody Energy Corp., “B”, 6.875%, 2013	335,000	323,275

		$1,166,576

Mortgage Backed – 11.9%
Fannie Mae, 5.503%, 2011	$39,000	$41,505
Fannie Mae, 6.088%, 2011	62,000	66,306
Fannie Mae, 4.35%, 2013	181,926	188,779
Fannie Mae, 4.374%, 2013	129,902	135,372
Fannie Mae, 4.517%, 2013	120,982	126,512
Fannie Mae, 5.37%, 2013	95,907	101,794
Fannie Mae, 4.777%, 2014	82,864	87,074
Fannie Mae, 4.88%, 2014	102,275	107,638
Fannie Mae, 4.935%, 2014	165,746	175,410
Fannie Mae, 4.56%, 2015	75,114	78,038
Fannie Mae, 4.563%, 2015	129,076	134,386
Fannie Mae, 4.6%, 2015	28,321	29,418
Fannie Mae, 4.69%, 2015	197,844	206,846
Fannie Mae, 4.7%, 2015	214,170	223,620
Fannie Mae, 4.78%, 2015	84,018	88,002
Fannie Mae, 4.79%, 2015	126,619	132,423
Fannie Mae, 4.81%, 2015	189,114	198,853
Fannie Mae, 4.85%, 2015	182,278	191,868
Fannie Mae, 4.86%, 2015	165,090	173,959
Fannie Mae, 5.034%, 2015	65,732	69,447
Fannie Mae, 4.5%, 2016 - 2028	1,057,301	1,091,339
Fannie Mae, 5.09%, 2016	66,989	70,999
Fannie Mae, 5.395%, 2016	110,407	118,251
Fannie Mae, 5.423%, 2016	33,559	36,140
Fannie Mae, 5.845%, 2016	62,804	67,503
Fannie Mae, 5.93%, 2016	119,308	131,205
Fannie Mae, 5.5%, 2017 - 2036	4,261,908	4,420,719
Fannie Mae, 6%, 2017 - 2037	2,361,426	2,484,388
Fannie Mae, 6.5%, 2017 - 2037	322,165	343,298
Fannie Mae, 5%, 2019 - 2035	390,285	401,675
Freddie Mac, 4.5%, 2015	55,953	56,897
Freddie Mac, 6%, 2017 - 2038	297,107	311,654
Freddie Mac, 5%, 2018 - 2032	2,515,171	2,591,545
Freddie Mac, 4%, 2024	95,294	96,398
Freddie Mac, 5.5%, 2024 - 2035	2,230,186	2,302,696
Freddie Mac, 6.5%, 2037	437,244	465,849
Ginnie Mae, 5.5%, 2033 - 2035	998,209	1,040,223
Ginnie Mae, 5.612%, 2058	343,890	352,917
Ginnie Mae, 6.36%, 2058	288,780	303,569

		$19,244,515

Municipals – 0.8%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$585,000	$621,715
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	300,899
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	71,928
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	345,000	367,970
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	20,000	19,580

		$1,382,092

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$255,000	$236,194
Inergy LP, 6.875%, 2014	320,000	292,800

		$528,994

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$190,000	$115,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	250,000	246,952
El Paso Corp., 8.25%, 2016	180,000	178,650
El Paso Corp., 7.25%, 2018	100,000	92,106
Energy Transfer Partners LP, 9%, 2019	95,000	106,057
MarkWest Energy Partners LP, 6.875%, 2014 (z)	175,000	140,875
Williams Partners LP, 7.25%, 2017	205,000	184,500

		$1,065,040

Network & Telecom – 1.6%
Cincinnati Bell, Inc., 8.375%, 2014	$395,000	$373,769
Citizens Communications Co., 9.25%, 2011	330,000	341,962
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	195,000
Qwest Communications International, Inc., 7.25%, 2011	910,000	882,700
Qwest Corp., 7.875%, 2011	115,000	114,569
Qwest Corp., 8.375%, 2016 (z)	92,000	90,390
Telemar Norte Leste S.A., 9.5%, 2019 (n)	365,000	386,900
Windstream Corp., 8.625%, 2016	295,000	289,838

		$2,675,128

Precious Metals & Minerals – 0.4%
Alrosa Finance S.A., 8.875%, 2014	$482,000	$397,650
Teck Resources Ltd., 9.75%, 2014 (n)	90,000	89,550
Teck Resources Ltd., 10.75%, 2019 (n)	165,000	169,744

		$656,944

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$22,768	$11,088
American Media Operations, Inc., 14%, 2013 (p)(z)	237,704	90,935
Dex Media, Inc., 9.875%, 2013 (d)	683,000	146,845
Idearc, Inc., 8%, 2016 (d)	261,000	5,873
Nielsen Finance LLC, 10%, 2014	515,000	490,538
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	11,520
Quebecor World, Inc., 6.125%, 2013 (d)	120,000	10,050
Tribune Co., 5.25%, 2015 (d)	170,000	8,500

		$775,349

Railroad & Shipping – 0.0%
Kansas City Southern Railway, 8%, 2015	$85,000	$73,100

Retailers – 0.5%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$39,500
Dollar General Corp., 11.875%, 2017 (p)	45,000	47,475
Limited Brands, Inc., 5.25%, 2014	45,000	37,516
Macy’s Retail Holdings, Inc., 5.35%, 2012	75,000	68,975
Macy’s Retail Holdings, Inc., 5.75%, 2014	235,000	197,443
Rite Aid Corp., 7.5%, 2017	120,000	94,200
Sally Beauty Holdings, Inc., 10.5%, 2016	335,000	335,838

		$820,947

Specialty Chemicals – 0.1%
Ashland, Inc., 9.125%, 2017 (z)	$180,000	$182,700

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$170,000	$146,200

Supermarkets – 0.1%
SUPERVALU, Inc., 8%, 2016	$120,000	$117,600

Telecommunications - Wireless – 1.1%
Cricket Communications, Inc., 7.75%, 2016 (z)	$135,000	$130,444

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 9%, 2015	$170,000	$171,700
Crown Castle International Corp., 7.75%, 2017 (z)	90,000	88,650
MetroPCS Wireless, Inc., 9.25%, 2014	190,000	190,713
Nextel Communications, Inc., 6.875%, 2013	175,000	145,688
Sprint Nextel Corp., 8.375%, 2012	270,000	265,950
Sprint Nextel Corp., 8.75%, 2032	100,000	79,000
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	750,000	787,500

		$1,859,645

Telephone Services – 0.1%
Frontier Communications Corp., 8.25%, 2014	$170,000	$166,175

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$270,000	$307,282

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$185,000	$168,350

U.S. Government Agencies and Equivalents – 0.8%
Aid-Egypt, 4.45%, 2015	$240,000	$250,956
Small Business Administration, 6.34%, 2021	335,675	358,666
Small Business Administration, 6.07%, 2022	284,969	303,587
Small Business Administration, 5.16%, 2028	315,930	326,569

		$1,239,778

U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$65,110
U.S. Treasury Bonds, 5.25%, 2029	36,000	40,286
U.S. Treasury Notes, 5.125%, 2011 (f)	2,246,000	2,439,192
U.S. Treasury Notes, 1.125%, 2012	18,000	17,955
U.S. Treasury Notes, 3.125%, 2013	1,394,000	1,455,750
U.S. Treasury Notes, 4%, 2014	18,000	19,405
U.S. Treasury Notes, 3.75%, 2018	100,000	102,203
U.S. Treasury Notes, 6.375%, 2027	342,000	430,225

		$4,570,126

Utilities - Electric Power – 2.0%
AES Corp., 8%, 2017	$555,000	$516,150
Calpine Corp., 8%, 2016 (z)	175,000	166,469
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	314,000	335,980
Dynegy Holdings, Inc., 7.5%, 2015	220,000	177,100
Dynegy Holdings, Inc., 7.75%, 2019	220,000	160,050
Edison Mission Energy, 7%, 2017	355,000	257,375
NRG Energy, Inc., 7.375%, 2016	1,035,000	974,194
RRI Energy, Inc., 7.875%, 2017	114,000	95,760
Texas Competitive Electric Holdings LLC, 10.25%, 2015	945,000	559,913

		$3,242,991

Total Bonds		$90,233,835

Common Stocks – 36.1%
Aerospace – 0.4%
Goodrich Corp.	3,500	$169,890
Northrop Grumman Corp.	9,526	453,628

		$623,518

Automotive – 0.1%
Johnson Controls, Inc.	8,220	$163,825

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.2%
Amgen, Inc. (a)	5,877	$293,497

Broadcasting – 0.3%
Time Warner, Inc.	6,870	$160,895
Walt Disney Co.	10,669	258,403

		$419,298

Brokerage & Asset Managers – 0.2%
CME Group, Inc.	740	$238,014
Invesco Ltd.	9,920	155,248

		$393,262

Cable TV – 0.3%
Comcast Corp., “A”	22,300	$307,071
Time Warner Cable, Inc.	7,570	233,080

		$540,151

Chemicals – 0.4%
Celanese Corp.	5,730	$117,522
Dow Chemical Co.	8,084	142,925
E.I. du Pont de Nemours & Co.	4,320	122,990
PPG Industries, Inc.	5,090	226,352

		$609,789

Computer Software – 0.1%
Oracle Corp.	7,530	$147,513

Construction – 0.3%
D.R. Horton, Inc.	8,740	$80,495
KB Home	5,920	88,800
Lennox International, Inc.	4,170	129,312
NVR, Inc. (a)	220	108,878

		$407,485

Consumer Goods & Services – 0.5%
Kimberly-Clark Corp.	2,133	$110,681
Procter & Gamble Co.	12,720	660,677

		$771,358

Containers – 0.2%
Greif, Inc.	3,290	$158,973
Packaging Corp. of America	11,150	179,738

		$338,711

Electrical Equipment – 0.7%
General Electric Co.	75,052	$1,011,701
Tyco Electronics Ltd.	10,220	177,521

		$1,189,222

Electronics – 0.3%
Diebold, Inc.	3,360	$83,059
Intel Corp.	21,257	334,160

		$417,219

Energy - Independent – 0.2%
Apache Corp.	3,030	$255,308
Chesapeake Energy Corp.	6,640	150,462

		$405,770

Energy - Integrated – 2.7%
Chevron Corp.	20,725	$1,381,736
ConocoPhillips	3,780	173,275
Exxon Mobil Corp.	35,020	2,428,637

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Hess Corp.	1,860	$123,857
Marathon Oil Corp.	8,840	281,819

		$4,389,324

Engineering - Construction – 0.1%
Foster Wheeler AG (a)	3,920	$103,958

Food & Beverages – 0.5%
Archer Daniels Midland Co.	13,510	$371,795
General Mills, Inc.	1,757	89,923
J.M. Smucker Co.	2,110	84,949
Pepsi Bottling Group, Inc.	6,480	212,933

		$759,600

Food & Drug Stores – 0.4%
CVS Caremark Corp.	11,520	$343,296
Kroger Co.	6,060	138,168
SUPERVALU, Inc.	8,380	139,108

		$620,572

Forest & Paper Products – 0.7%
MeadWestvaco Corp.	9,010	$143,890
Weyerhaeuser Co.	31,382	1,053,808

		$1,197,698

Furniture & Appliances – 0.3%
Leggett & Platt, Inc.	11,200	$164,416
Newell Rubbermaid, Inc.	19,180	220,762
Snap-On, Inc.	2,990	93,139

		$478,317

Gaming & Lodging – 0.2%
International Game Technology	8,670	$150,511
Royal Caribbean Cruises Ltd.	11,851	178,476

		$328,987

General Merchandise – 0.2%
Macy’s, Inc.	16,515	$192,895
Wal-Mart Stores, Inc.	2,950	146,733

		$339,628

Health Maintenance Organizations – 0.3%
UnitedHealth Group, Inc.	6,470	$172,102
WellPoint, Inc. (a)	6,360	296,185

		$468,287

Insurance – 1.6%
ACE Ltd.	3,187	$140,196
Aflac, Inc.	5,890	209,095
Allied World Assurance Co. Holdings Ltd.	4,170	157,417
Allstate Corp.	7,130	183,455
Ameriprise Financial, Inc.	3,650	110,230
Arthur J. Gallagher & Co.	4,830	101,189
Chubb Corp.	2,900	114,985
Endurance Specialty Holdings Ltd.	9,680	265,910
MetLife, Inc.	11,382	358,533
Prudential Financial, Inc.	7,680	306,509
Travelers Cos., Inc.	14,290	581,031

		$2,528,550

Leisure & Toys – 0.1%
Hasbro, Inc.	6,080	$154,493

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.4%
Cummins, Inc.	2,840	$92,101
Eaton Corp.	7,750	337,125
Kennametal, Inc.	7,300	137,824
Pitney Bowes, Inc.	4,330	99,070

		$666,120

Major Banks – 3.0%
Bank of America Corp.	57,436	$647,304
Bank of New York Mellon Corp.	13,250	368,085
Goldman Sachs Group, Inc.	4,330	625,988
JPMorgan Chase & Co.	35,220	1,299,618
Morgan Stanley	9,910	300,471
PNC Financial Services Group, Inc.	9,520	433,636
State Street Corp.	4,740	220,173
Wells Fargo & Co.	40,690	1,037,595

		$4,932,870

Medical & Health Technology & Services – 0.0%
Omnicare, Inc.	2,930	$79,198

Medical Equipment – 0.1%
Zimmer Holdings, Inc. (a)	2,700	$120,285

Metals & Mining – 0.2%
Cliffs Natural Resources, Inc.	3,620	$98,645
Freeport-McMoRan Copper & Gold, Inc.	2,740	149,138

		$247,783

Natural Gas - Distribution – 0.1%
Questar Corp.	4,790	$162,333

Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	20,419	$342,631

Oil Services – 0.3%
Diamond Offshore Drilling, Inc.	1,920	$161,818
Exterran Holdings, Inc. (a)	7,720	153,705
Nabors Industries Ltd. (a)	8,690	155,377

		$470,900

Other Banks & Diversified Financials – 0.3%
New York Community Bancorp, Inc.	33,190	$367,081
TCF Financial Corp.	11,060	158,822

		$525,903

Personal Computers & Peripherals – 0.1%
NetApp, Inc. (a)	9,210	$179,595

Pharmaceuticals – 1.9%
Eli Lilly & Co.	6,652	$229,960
Johnson & Johnson	16,530	911,795
Merck & Co., Inc.	17,873	492,937
Pfizer, Inc.	65,110	989,021
Wyeth	10,800	484,488

		$3,108,201

Printing & Publishing – 0.0%
American Media, Inc. (a)	4,358	$5,839

Real Estate – 14.2%
Alexandria Real Estate Equities, Inc., REIT	11,409	$409,583
Atrium European Real Estate Ltd. (a)	26,350	115,487
AvalonBay Communities, Inc., REIT	17,426	1,071,350

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Boston Properties, Inc., REIT	23,420	$1,131,654
British Land Co. PLC, REIT	79,603	505,306
CapitaLand Ltd.	165,846	436,331
Digital Realty Trust, Inc., REIT	23,715	848,286
Douglas Emmett, Inc., REIT	89,245	829,978
EastGroup Properties, Inc., REIT	32,522	1,109,325
Equity Residential, REIT	49,998	1,216,951
Federal Realty Investment Trust, REIT	20,742	1,092,066
Hammerson PLC, REIT	63,228	301,964
HCP, Inc., REIT	37,370	868,105
Host Hotels & Resorts, Inc., REIT	125,879	1,180,745
Kimco Realty Corp., REIT	69,859	816,652
Lexington Corporate Properties Trust, REIT	185,248	785,452
Macerich Co., REIT	7,276	122,819
Medical Properties Trust, Inc., REIT	232,315	1,463,585
Mitsubishi Estate Co. Ltd.	14,904	245,768
Plum Creek Timber Co., Inc., REIT	30,091	1,042,653
Public Storage, Inc., REIT	20,151	1,342,258
Simon Property Group, Inc., REIT	34,715	1,856,211
SL Green Realty Corp., REIT	49,809	1,140,626
Ventas, Inc., REIT	46,136	1,400,689
Vornado Realty Trust, REIT	28,332	1,321,971
Wereldhave N.V., REIT	4,041	320,159

		$22,975,974

Restaurants – 0.2%
Darden Restaurants, Inc.	6,072	$219,624
SYSCO Corp.	3,870	92,725

		$312,349

Specialty Chemicals – 0.2%
Cytec Industries, Inc.	6,010	$129,095
Valspar Corp.	7,580	173,203

		$302,298

Specialty Stores – 0.3%
Home Depot, Inc.	11,050	$255,918
Lowe’s Cos., Inc.	9,940	188,959
Nordstrom, Inc.	6,140	120,897

		$565,774

Telecommunications - Wireless – 0.1%
Sprint Nextel Corp. (a)	22,510	$115,927

Telephone Services – 1.5%
AT&T, Inc.	43,530	$1,079,109
Embarq Corp.	5,259	220,983
Frontier Communications Corp.	10,490	76,367
Qwest Communications International, Inc.	29,100	126,876
Verizon Communications, Inc.	25,650	750,519
Virgin Media, Inc.	24,650	214,455

		$2,468,309

Tobacco – 0.3%
Altria Group, Inc. (a)	13,880	$237,209
Philip Morris International, Inc.	3,480	148,387
Reynolds American, Inc.	2,500	99,925

		$485,521

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.2%
FedEx Corp.	2,770	$153,541
United Parcel Service, Inc., “B”	3,220	164,671

		$318,212

Utilities - Electric Power – 1.2%
American Electric Power Co., Inc.	12,811	$337,442
Duke Energy Corp.	19,690	278,613
Edison International	11,810	345,324
FirstEnergy Corp.	9,790	369,964
FPL Group, Inc.	3,400	192,202
NRG Energy, Inc. (a)	3,900	87,750
PG&E Corp.	3,250	119,308
Public Service Enterprise Group, Inc.	8,060	256,872

		$1,987,475

Total Common Stocks		$58,463,529

Floating Rate Loans (g)(r) – 2.4%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 3.22%, 2014	$21,553	$12,369
Hawker Beechcraft Acquisition Co., Term Loan B, 2.61%, 2014	464,978	266,846

		$279,215

Automotive – 0.6%
Federal Mogul Corp., Term Loan B, 2.34%, 2015	$226,724	$139,624
Ford Motor Co., Term Loan, 3.61%, 2013	870,733	616,316
General Motors Corp., Term Loan B, 8%, 2013 (o)	252,868	236,853
Mark IV Industries, Inc., Second Lien Term Loan, 2011 (d)	297,043	2,413

		$995,206

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.92%, 2014 (o)	$119,619	$64,220
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	157,214	68,051
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	145,505	62,983

		$195,254

Building – 0.0%
Building Materials Corp., Term Loan B, 3.06%, 2014	$33,159	$27,964

Business Services – 0.3%
First Data Corp., Term Loan B-1, 3.05%, 2014	$587,678	$430,841

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	$163,362	$138,449

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan, 3.05%, 2013	$178,650	$152,969

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.16%, 2013	$99,501	$61,027

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 2010 (d)	$148,613	$113,874

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.59%, 2014	$302,859	$30,286
MGM Mirage, Term Loan B, 2011 (o)	74,749	56,690

		$86,976

Industrial – 0.1%
Oshkosh Truck, Term Loan B, 7.24%, 2013	$134,300	$114,994

Printing & Publishing – 0.1%
Nielsen Co., Term Loan, 2.38%, 2013	$177,793	$156,541

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – continued
Tribune Co., Term Loan B, 2014 (d)	$346,192	$95,326

		$251,867

Specialty Chemicals – 0.1%
LyondellBasell Dutch Tranche Revolving Credit Loan, 5.75%, 2013 (o)	$3,582	$1,505
LyondellBasell Dutch Tranche Term Loan A, 5.75%, 2013 (o)	8,482	3,563
LyondellBasell German Term Loan B-1, 6%, 2014 (o)	10,284	4,319
LyondellBasell German Term Loan B-2, 6%, 2014 (o)	10,284	4,319
LyondellBasell German Term Loan B-3, 6%, 2014 (o)	10,284	4,319
LyondellBasell Revolving Credit Loan, 5.75%, 2013 (o)	13,433	5,642
LyondellBasell Second Priority DIP Term Loan, 5.94%, 2009	38,570	30,770
LyondellBasell Super Priority DIP Term Loan, 9%, 2009 (q)	38,589	39,534
LyondellBasell Term Loan B-1, 7%, 2014 (o)	44,626	18,743
LyondellBasell Term Loan B-2, 7%, 2014 (o)	44,626	18,743
LyondellBasell Term Loan B-3, 7%, 2014 (o)	44,626	18,743
LyondellBasell U.S. Tranche Term Loan A, 5.75%, 2013 (o)	25,594	10,750

		$160,950

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013 (o)	$287,250	$205,144

Utilities - Electric Power – 0.4%
Calpine Corp., Term Loan, 4.09%, 2014 (o)	$206,267	$178,002
NRG Energy, Inc., Letter of Credit, 1.85%, 2013 (o)	40,384	37,351
NRG Energy, Inc., Term Loan B, 2.97%, 2013 (o)	75,867	70,169
TXU Corp. Term Loan B-3, 3.88%, 2014 (o)	468,747	320,389

		$605,911

Total Floating Rate Loans		$3,820,641

Preferred Stocks – 0.2%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (z)	151	$63,689

Major Banks – 0.2%
Bank of America Corp., 8.625%	14,975	$288,119

Total Preferred Stocks		$351,808

Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,449,205	$4,449,205

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 0.0%
U.S. Treasury Note 10 year Futures - June 2009 @ $118 (a)	4	$3,687

Total Investments		$157,322,705

Other Assets, Less Liabilities – 2.9%		4,719,849

Net Assets – 100.0%		$162,042,554

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,241,565, representing 5.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AMC Entertainment, Inc., 8.75%, 2019	5/28/09	$160,050	$158,812
American Media Operations, Inc., 14%, 2013	1/30/09 - 5/01/09	126,567	90,935
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/01/09	14,310	11,088
Ameristar Casinos, Inc., 9.25%, 2014	5/12/09	92,248	95,950
Ashland, Inc., 9.125%, 2017	5/19/09 - 5/29/09	175,690	182,700
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	285,547	34,402
Calpine Corp., 8%, 2016	5/12/09	167,133	166,469
Cricket Communications, Inc., 7.75%, 2016	5/28/09 - 5/29/09	130,040	130,444
Crown Castle International Corp., 7.75%, 2017	4/15/09	87,403	88,650
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	111,160	116,252
Firekeepers Development Authority, 13.875%, 2015	4/22/08	139,755	130,500
GMAC LLC, 6.875%, 2011	12/29/08 - 5/21/09	706,579	758,960
GMAC LLC, 6.75%, 2014	2/09/09	116,593	146,125
GMAC LLC, 8%, 2031	4/30/09	120,969	144,000
GMAC LLC, 7%, 2012	1/23/09	91,352	109,375
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 4/16/09	360,778	224,948
Harrah’s Operating Co., Inc., 11.25%, 2017	5/27/09	81,791	82,450
Host Hotels & Resorts, Inc., 9%, 2017	5/05/09	43,477	42,300
Kookmin Bank, 7.25%, 2014	5/06/09	197,381	203,064
LBI Media, Inc., 8.5%, 2017	7/18/07	123,199	45,156
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	433,065	60,563
MGM Mirage, 11.125%, 2017	5/14/09	82,748	89,038
MGM Mirage, 10.375%, 2014	5/14/09	34,020	36,050
MarkWest Energy Partners LP, 6.875%, 2014	5/20/09	136,582	140,875
Nexstar Broadcasting Group, Inc., 0.5%, 2014	3/31/09	197,674	68,990
Power Sector Assets and Liabilities Management Corp., 7.25%, 2019	5/19/09	99,128	101,750
Preferred Blocker, Inc.	12/29/08	116,270	63,689
Psychiatric Solutions, Inc., 7.75%, 2015	5/04/09	137,703	137,950
Qwest Corp., 8.375%, 2016	4/07/09	85,190	90,390
SandRidge Energy, Inc., 9.875%, 2016	5/11/09	57,476	57,150
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	197,993	112,238
Wind Acquisition Finance S.A., 10.75%, 2015	9/12/06 - 3/19/08	780,638	787,500

Total Restricted Securities			$4,708,763
% of Net Assets			2.9%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$61,710,021	$95,606,845	$5,839	$157,322,705
Other Financial Instruments	$8,597	$(24,070)	$—	$(15,473)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 2/28/09	$9,326	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(3,487)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/09	$5,839	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$182,324,504

Gross unrealized appreciation	$6,556,406
Gross unrealized depreciation	(31,558,205)

Net unrealized appreciation (depreciation)	$(25,001,799)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/09 - continued

(3)	Derivative Contracts at 5/31/09

Forward	Foreign Currency Exchange Contracts at 5/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation - Liability Derivatives
SELL	EUR	UBS AG	429,360	7/20/09	$582,685	$606,755	$(24,070)

Futures Contracts Outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	4	$470,625	Sep-09	$1,548
U.S. Treasury Note 2 yr (Long)	USD	4	867,250	Sep-09	861
U.S. Treasury Note 5 yr (Long)	USD	10	1,154,688	Sep-09	4,653
U.S. Treasury Note 10 yr (Short)	USD	8	936,000	Sep-09	1,535

					$8,597

At May 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,507,238	17,917,602	(15,975,635)	4,449,205

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,038	$4,449,205

MFS® Global Real Estate Fund

5/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Forest & Paper Products – 1.8%
Weyerhaeuser Co.	79,887	$2,682,605
Real Estate – 94.7%
Alexandria Real Estate Equities, Inc., REIT	47,524	$1,706,112
Atrium European Real Estate Ltd. (a)	568,906	2,493,404
AvalonBay Communities, Inc., REIT	26,203	1,610,960
Big Yellow Group PLC, REIT	678,803	3,442,343
Boston Properties, Inc., REIT	51,228	2,475,337
British Land Co. PLC, REIT	815,072	5,173,937
CapitaLand Ltd.	2,809,023	7,390,374
CFS Retail Property Trust, REIT	1,818,624	2,403,285
Digital Realty Trust, Inc., REIT	63,765	2,280,874
Douglas Emmett, Inc., REIT	212,107	1,972,595
Equity Residential, REIT	82,800	2,015,352
Federal Realty Investment Trust, REIT	48,355	2,545,891
Fukuoka Corp., REIT	321	1,317,286
Hammerson PLC, REIT	1,019,243	4,867,699
Hang Lung Properties Ltd.	2,433,614	8,224,797
HCP, Inc., REIT	75,103	1,744,643
Host Hotels & Resorts, Inc., REIT	305,695	2,867,419
Japan Retail Fund Investment Corp., REIT	858	3,926,196
Kimco Realty Corp., REIT	219,395	2,564,728
Klepierre, REIT	115,048	2,920,305
Lexington Corporate Properties Trust, REIT	665,908	2,823,450
Link, REIT	2,779,452	5,449,730
Macerich Co., REIT	89,579	1,512,094
Macquarie Goodman Group	10,472,755	2,113,499
Medical Properties Trust, Inc., REIT	618,318	3,895,403
Mitsubishi Estate Co. Ltd.	569,576	9,392,340
Public Storage, Inc., REIT	42,142	2,807,079
Simon Property Group, Inc., REIT	85,376	4,565,055
SL Green Realty Corp., REIT	135,466	3,102,171
Stockland, IEU	2,008,789	5,008,794
Sun Hung Kai Properties Ltd.	461,031	5,759,659
Unibail-Rodamco	54,640	8,793,840
Ventas, Inc., REIT	102,355	3,107,498
Vornado Realty Trust, REIT	91,066	4,249,140
Wereldhave N.V., REIT	30,595	2,423,973
Westfield Group	603,227	5,309,143
Wharf Holdings Ltd.	1,119,319	4,651,380

		$138,907,785

Total Common Stocks		$141,590,390

Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,003,285	$4,003,285

Total Investments		$145,593,675

Other Assets, Less Liabilities – 0.8%		1,186,721

Net Assets – 100.0%		$146,780,396

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

1

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$83,243,359	$62,350,316	$—	$145,593,675
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$108,748,167

Gross unrealized appreciation	$36,888,048
Gross unrealized depreciation	(42,540)

Net unrealized appreciation (depreciation)	$36,845,508

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	98,715,607	(94,712,322)	4,003,285

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,622	$4,003,285

3

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of May 31, 2009, are as follows:

United States	34.4%
Hong Kong	16.4%
Australia	10.1%
Japan	10.0%
United Kingdom	9.2%
France	8.0%
Singapore	5.0%
Austria	1.7%
Netherlands	1.7%
Other Countries	3.5%

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.